Document and Entity Information	Feb. 18, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001689923
Document Type	8-K
Document Period End Date	Feb. 18, 2021
Entity Registrant Name	ALTERYX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38034
Entity Tax Identification Number	90-0673106
Entity Address, Address Line One	3345 Michelson Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(888)
Local Phone Number	836-4274
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AYX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false